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January 13, 2023	Teo Sax T +1 617 951 7386 Teo.Sax@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re: Aristotle Funds Series Trust (the “Trust”)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Aristotle Funds Series Trust, a Delaware statutory trust (“the Trust”).

We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Note that the Funds covered by this Registration Statement (the “Funds”) have been organized, and are being registered, in order to serve as the surviving funds in “shell reorganizations” with other investment companies. With the exception of shares to be issued in connection with the reorganizations (which the Funds intend to register under a separate registration statement), no Fund will commence a public offering of its shares unless and until the funding of the Trust, through the completion of one or more reorganizations, with at least $100,000.

Please direct any questions regarding this filing to me at (617) 951-7386 or Teo.Sax@ropesgray.com. Thank you for your attention to this matter.

Very truly yours,

/s/ Teo Sax
Teo Sax

cc:	Elizabeth Reza

James McGinnis